Other Commitments and Contingencies - Narrative (Details) $ in Thousands, € in Millions, £ in Millions		9 Months Ended	12 Months Ended
	Oct. 01, 2018 USD ($)	Sep. 30, 2018 GBP (£) tax_lease	Dec. 31, 2003 GBP (£) tax_lease	Sep. 30, 2018 USD ($) shares	Sep. 30, 2018 EUR (€) shares	Dec. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Number of tax leases | tax_lease			6
Gross cash benefit received from tax leases | £			£ 41
Number of tax leases terminated | tax_lease		5
Number of tax leases remaining | tax_lease		1
Investments in affiliates				$ 702,222		$ 703,225
Minimum
Loss Contingencies [Line Items]
Estimate of possible exposure | £		£ 0
Maximum
Loss Contingencies [Line Items]
Estimate of possible exposure | £		£ 112
Margin Loan Facility | Golar Partners, Common Units
Loss Contingencies [Line Items]
Number of common units pledged as security (in shares) | shares				21,226,586	21,226,586
ECGS
Loss Contingencies [Line Items]
Commitments and contingencies				$ 1,000
Shareholders' Agreement, Project to Fund Development of Pipeline Infrastructure and FSRU [Member]
Loss Contingencies [Line Items]
Contractual obligation | €					€ 0.5
Shareholders' Agreement, Project to Fund Development of Pipeline Infrastructure and FSRU [Member] | Maximum
Loss Contingencies [Line Items]
Contractual obligation | €					€ 15.0
Avenir LNG Ltd | Subsequent Event
Loss Contingencies [Line Items]
Ownership percentage	25.00%
Equity Method Investment Overall Commitment	$ 45,500
Investments in affiliates	24,800
Avenir LNG Ltd | Subsequent Event | Stolt-Nielsen Ltd and Höegh LNG Holdings Ltd
Loss Contingencies [Line Items]
Investment company, committed capital	$ 182,000